LEASES - Future Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASES
2023	$ 899
2024	470
2025	10
Thereafter	2
Total	1,381
Discount factor	(37)
Total lease liabilities	1,344	$ 2,166
Amounts due within 12 months	868	1,061
Non-current lease liability	$ 476	$ 1,105